Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
6/30/2023			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	—	4	17,771	—	17,775

Current assets	—	—	17,771	—	17,771

Cash and cash equivalents	—	—	7,181	—	7,181

Other financial assets	—	—	4,832	—	4,832	—	—	—	—
Term deposit	—	—	1,846	—	1,846	—	—	—	—
Restricted cash	—	—	2,986	—	2,986	—	—	—	—

Trade receivables, net	—	—	5,758	—	5,758

Non-current assets	—	4	—	—	4

Other financial assets	—	4	—	—	4	4	—	—	4
Equity securities	—	4	—	—	4	4	—	—	4

Total liabilities	854	—	—	4,608	24,610

Current liabilities	—	—	—	2,157	3,031

Trade payables	—	—	—	1,994	1,994

Other financial liabilities	—	—	—	163	1,037	—	—	160	160
Current portion of long-term debt	—	—	—	163	163	—	—	160	160
Lease liability	—	—	—	—	874	—	—	—	n/a

Non-current liabilities	854	—	—	2,451	21,579

Other financial liabilities	854	—	—	2,451	21,579	—	—	3,280	3,280
Derivative financial instruments	854	—	—	—	854	—	—	854	854
Long-term debt	—	—	—	2,451	2,451	—	—	2,426	2,426
Lease liability	—	—	—	—	18,258	—	—	—	n/a
Security deposit	—	—	—	—	16	—	—	—	n/a

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2022			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	—	4	21,271	—	21,275

Current assets	—	—	20,331	—	20,331

Cash and cash equivalents	—	—	12,119	—	12,119

Other financial assets	—	—	2,047	—	2,047	—	—	—	—
Restricted cash	—	—	2,047		2,047	—	—	—	—

Trade receivables, net	—	—	6,165	—	6,165

Non-current assets	—	4	940	—	944

Other financial assets	—	4	940	—	944	4	—	—	4
Equity securities	—	4	—	—	4	4	—	—	4
Restricted cash	—	—	940	—	940

Total liabilities	—	—	—	2,837	22,587

Current liabilities	—	—	—	2,789	3,844

Trade payables	—	—	—	2,683	2,683

Other financial liabilities	—	—	—	106	1,161	—	—	106	106
Current portion of long-term debt	—	—	—	106	106	—	—	106	106
Lease liability	—	—	—	—	1,055	—	—	—	n/a

Non-current liabilities	—	—	—	48	18,743

Other financial liabilities	—	—	—	48	18,743	—	—	45	45
Long-term debt	—	—	—	48	48	—	—	45	45
Lease liability	—	—	—	—	18,679	—	—	—	n/a
Security deposit	—	—	—	—	16	—	—	—	n/a

Summary of changes in level 3 instruments

Non-current liabilities
(€ in thousands)	Derivative financial instruments
Balance at December 31, 2022	—
Addition	535
(Gains)/losses from revaluation recognized in income statement	333
(Gains)/losses from foreign currency translation recognized in income statement	(14)
Balance at June 30, 2023	854